Intangible assets	12 Months Ended
Dec. 31, 2016
Goodwill and intangible assets [Abstract]
Goodwill and intangible assets
10.      Intangible assets:

The Company has identified finite-lived intangible assets associated with concession agreements acquired with the purchase of the Las Palmas and Panama subsidiaries with remaining weighted-average amortization period of 11.5 years and a non-compete covenant acquired with the Aegean NWE Business which expired on September 30, 2016. The values recorded have been recognized at the date of the acquisition and are amortized on a straight line basis over their useful life.

On September 25, 2015, the Company ceased its operation in the Portland terminal and wrote-off the intangible asset associated with the concession agreement. The impairment charge on the disposal of $5,308 was calculated as the initial cost less the accumulated amortization. This loss is included under the impairment charge in the consolidated statements of income.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

		Concession Agreements	Non-compete covenant	Total

Cost	December 31, 2015	$12,025	$3,365	$15,390
	December 31, 2016	12,025	3,365	15,390

Accumulated Amortization	December 31, 2015	(3,639)	(2,973)	(6,612)
	December 31, 2016	(4,317)	(3,365)	(7,682)

NBV	December 31, 2015	8,386	392	8,778
	December 31, 2016	7,708	-	7,708
	2017	676	-	676
	2018	676	-	676
Amortization Schedule	2019	676	-	676
	2020	678	-	678
	2021	676	-	676
	Thereafter	$4,326	$-	$4,326